GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) $ in Thousands		3 Months Ended		9 Months Ended
	Oct. 01, 2023 reportingUnit	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Feb. 27, 2024 USD ($)	Dec. 31, 2023 USD ($)
Goodwill [Line Items]
Gross goodwill		$ 490,500		$ 490,500			$ 525,200
Accumulated impairment losses of goodwill		48,700		48,700			11,900
Goodwill		441,792		441,792			513,312
Number of reporting units considered to be at risk of future impairment | reportingUnit	2
Impairment of goodwill		0	$ 0	36,684	$ 0
Progressive Produce [Member]
Goodwill [Line Items]
Sale of division						$ 120,300
Disposal Group, Including Discontinued Operation, Goodwill						$ 36,000
Impairment of goodwill				36,700
Progressive Produce [Member] | Progressive Produce [Member]
Goodwill [Line Items]
Ownership percentage						65.00%
Tropical fruit
Goodwill [Line Items]
Goodwill		273,275		273,275			273,275
Percentage of reporting unit fair value exceeding carrying amount	0.04
Diversified Fresh Produce - Americas & ROW
Goodwill [Line Items]
Goodwill		$ 15,939		15,939			$ 88,761
Percentage of reporting unit fair value exceeding carrying amount	0.02
Impairment of goodwill				$ 36,684
Trade Names [Member]
Goodwill [Line Items]
Percentage of intangible asset fair value exceeding carrying amount	0.02